Employee deferred compensation	6 Months Ended
Jun. 30, 2017
Employee deferred compensation
23 Employee deferred compensation
The Group’s current and previous deferred compensation plans include share awards, performance share awards, Contingent Capital Awards, Capital Opportunity Facility awards, Plus Bond awards, 2008 Partner Asset Facilities awards and other cash awards.
> Refer to “Note 29 – Employee deferred compensation” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2016 for further information.
The following tables show the compensation expense for deferred compensation awards recognized in the consolidated statements of operations, the estimated unrecognized expense for deferred compensation awards granted in 2Q17 and prior periods and the remaining requisite service period over which the unrecognized expense will be recognized. The estimated unrecognized compensation expense was based on the fair value of each award on the grant date and included the current estimated outcome of relevant performance criteria and estimated future forfeitures but no estimate for future mark-to-market adjustments.
Deferred compensation expense
in	2Q17	1Q17	2Q16	6M17	6M16
Deferred compensation expense (CHF million)
Share awards	130	146	141	276	336
Performance share awards	87	98	87	185	206
Contingent Capital Awards	65	85	43	150	62
Contingent Capital share awards	6	5	6	11	6
Capital Opportunity Facility awards	3	4	3	7	6
Plus Bond awards [1]	0	0	0	0	5
2008 Partner Asset Facility awards [2]	0	7	(8)	7	(16)
Other cash awards	87	95	102	182	135
Total deferred compensation expense	378	440	374	818	740
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in 1Q13 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in underlying fair value of the indexed assets during the period.
Estimated unrecognized deferred compensation
end of	2Q17
Estimated unrecognized compensation expense (CHF million)
Share awards	715
Performance share awards	351
Contingent Capital Awards	209
Contingent Capital share awards	13
Other cash awards	227
Total	1,515

Weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
2Q17 activity
In 2Q17, the Group granted deferred cash retention awards of CHF 65 million relating to the reorganization of the Asia Pacific business. These will be expensed over a two-year period from the grant date. Amortization of these awards totaled CHF 9 million in 2Q17 and was recognized in the Corporate Center.
Share-based award activity
	2Q17			6M17
Number of awards (in millions)	Share awards	Performance share awards	Contingent Capital share awards	Share awards	Performance share awards	Contingent Capital share awards
Share-based award activities
Balance at beginning of period	113.0	77.7	13.5	73.2	48.4	13.5
Granted [1]	6.0	2.4	0.3	47.7	31.8	0.3
Settled	(30.7)	(23.3)	(4.9)	(32.4)	(23.3)	(4.9)
Forfeited	(1.2)	(0.3)	0.0	(1.4)	(0.4)	0.0
Balance at end of period	87.1	56.5	8.9	87.1	56.5	8.9
of which vested	10.0	5.4	1.1	10.0	5.4	1.1
of which unvested	77.1	51.1	7.8	77.1	51.1	7.8
1
Includes an adjustment for share awards granted in 2Q17 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

Bank
Employee deferred compensation
22 Employee deferred compensation
> Refer to “Note 23 – Employee deferred compensation” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q17 and “Note 28 – Employee deferred compensation” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2016 for further information.
Deferred compensation expense
in	6M17	6M16
Deferred compensation expense (CHF million)
Share awards	274	334
Performance share awards	183	205
Contingent Capital Awards	150	63
Contingent Capital share awards	11	6
Capital Opportunity Facility awards	7	6
Plus Bond awards [1]	0	5
2008 Partner Asset Facility awards [2]	7	(16)
Other cash awards	172	140
Total deferred compensation expense	804	743
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in 6M13 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in underlying fair value of the indexed assets during the period.
Estimated unrecognized deferred compensation
end of	6M17
Estimated unrecognized compensation expense (CHF million)
Share awards	702
Performance share awards	343
Contingent Capital Awards	205
Contingent Capital share awards	13
Other cash awards	201
Total	1,464

Weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
6M17 activity
In 6M17, the Bank granted share awards, performance share awards and Contingent Capital Awards (CCA) as part of the 2016 deferred variable compensation. Expense recognition for these awards began in 6M17 and will continue over the remaining service or vesting period of each respective award.
Share awards
In 6M17, the Bank granted 45.5 million shares at a weighted-average share price of CHF 14.40. Each share award granted entitles the holder of the award to receive one Group share, subject to service conditions. Share awards vest over three years with one third of the share awards vesting on each of the three anniversaries of the grant date (ratable vesting), with the exception of awards granted to individuals classified as risk managers or senior managers under the UK Prudential Regulatory Authority (PRA) Remuneration Code. Share awards granted to risk managers vest over five years with one fifth of the award vesting on each of the five anniversaries of the grant date, while share awards granted to senior managers vest over five years commencing on the third anniversary of the grant date, with one fifth of the award vesting on each of the third to seventh anniversaries of the grant date. Share awards are expensed over the service period of the awards.
Performance share awards
In 6M17, the Bank granted 31.1 million performance shares at a weighted-average share price of CHF 14.41. Performance share awards are similar to share awards, except that the full balance of outstanding performance share awards, including those awarded in prior years, are subject to performance-based malus provisions.
Contingent Capital Awards
In 6M17, the Bank awarded CHF 228 million of CCA. CCA are scheduled to vest on the third anniversary of the grant date, other than those granted to individuals classified as risk managers or senior managers under the UK PRA Remuneration Code, where CCA vest on the fifth and seventh anniversaries of the grant date, respectively, and will be expensed over the vesting period.
Special cash awards
In 6M17, the Bank granted deferred cash retention awards of CHF 65 million relating to the reorganization of the Asia Pacific business. These will be expensed over a two-year period from the grant date. Amortization of these awards totaled CHF 9 million in 6M17 and was recognized in the Corporate Center.
2008 Partner Asset Facility
In 6M17, the final settlement of the outstanding 2008 Partner Asset Facility awards of CHF 789 million was made.
Share-based award activity
	6M17
Number of awards (in millions)	Share awards	Performance share awards	Contingent Capital share award
Share-based award activities
Balance at beginning of period	70.7	48.0	12.7
Granted [1]	45.5	31.1	0.3
Settled	(31.5)	(22.9)	(4.8)
Forfeited [2]	(2.0)	(0.9)	(0.3)
Balance at end of period	82.7	55.3	7.9
of which vested	9.6	5.3	1.0
of which unvested	73.1	50.0	6.9
1
Includes an adjustment for share awards granted in 6M17 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

2 Includes the transfer of the share-based awards of Neue Aargauer Bank AG, Bank-now AG and Swisscard AECS GmbH.